Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2025
Statement [Line Items]
Schedule of derivative contract
	06.30.2025
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain/ (loss) for valuation at fair value at year-end
Forward:
Sales
Corn	273,063	-	(1,028)	2,319
Soybeans	320,922	-	533	7,623
Wheat	74,700	-	-	(219)
Livestock	1,650	-	(5)	(262)
Cotton	21,252,400	-	(720)	922
Ethanol	58,800	-	1,615	(1,479)
Sugarcane	30,336,000	-	(3)	(45)
Purchase
Corn	41,179	-	-	(205)
Soybeans	42,116	-	-	(211)
Wheat	28,660	-	-	(650)
Options:
Sale put
Corn	5,800	85	-	(19)
Soybeans	46,800	695	-	(178)
Wheat	1,000	27	-	-
Purchase put
Corn	12,981	(64)	(815)	(249)
Soybeans	5,000	(202)	106	1,628
Wheat	1,000	(140)	-	-
Livestock	-	-	-	(158)
Cotton	-	-	-	115
Sale call
Corn	27,700	546	-	-
Soybeans	53,796	1,408	-	(21)
Wheat	6,000	68	-	-
Purchase call
Wheat	3,000	(121)	-	-
Soybeans	3,600	(242)	-	109
Ethanol	-	-	-	(662)
Wheat	700	(12)	-	-
Cotton	6,350,000	-	2	-
Total	58,946,867	2,048	(315)	8,358
	06.30.2024
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	(Loss)/ gain for valuation at fair value at year-end
Forward:
Sales
Corn	115,150	-	(344)	(60)
Soybeans	286,054	-	(692)	11,958
Wheat	12,100	-	-	502
Livestock	6,600	-	-	(1)
Cotton	16,163,700	-	(710)	626
Ethanol	16,920	-	461	209
Sugarcane	1,500,000	-	46	(791)
Purchase
Corn	24,766	-	-	(634)
Soybeans	13,407	-	-	(376)
Wheat	10,828	-	-	(275)
Options:
Sale put
Corn	900	6	-	-
Soybeans	37,800	351	-	(6)
Wheat	8,800	100	-	(135)
Purchase put
Corn	15,956	(68)	(290)	(233)
Soybeans	57,976	(26)	(2,507)	(450)
Wheat	4,000	-	22	22
Cotton	-	-	-	178
Sale call
Corn	34,200	236	-	-
Soybeans	51,520	422	-	(33)
Wheat	5,100	39	-	-
Purchase call
Corn	8,756	-	22	233
Soybeans	113,152	(43)	673	468
Ethanol	9,000	-	725	-
Wheat	2,900	(28)	-	-
Cotton	7,450,000	-	237	204
Total	25,949,585	989	(2,357)	11,406

Urban Properties And Investment Business [Member]
Statement [Line Items]
Schedule of net monetary position (liability)/asset
	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	194,217	1,890	-	-	-	196,107
Borrowings	399,732	123,857	150,041	8,140	18,213	699,983
Lease liabilities	28,098	37,321	46,372	11,972	35,299	159,062
Derivative financial instruments	3,534	3,967	-	-	-	7,501
Total	625,581	167,035	196,413	20,112	53,512	1,062,653

	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	210,358	11,911	-	-	-	222,269
Borrowings	230,967	178,075	151,387	45,348	30,632	636,409
Lease liabilities	27,524	20,788	14,850	11,607	32,415	107,184
Derivative financial instruments	16,935	4,312	-	-	-	21,247
Total	485,784	215,086	166,237	56,955	63,047	987,109
	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	53,676	34	4,069	3	1	57,783
Borrowings	136,028	49,459	56,351	-	401,291	643,129
Lease liabilities	5,493	2,339	428	389	623	9,272
Derivative financial instruments	49	-	-	-	-	49
Total	195,246	51,832	60,848	392	401,915	710,233

	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	46,764	650	15	-	-	47,429
Borrowings	252,742	158,813	35,598	63,217	-	510,370
Lease liabilities	1,720	1,812	1,904	1,998	19,049	26,483
Derivative financial instruments	6	-	-	-	-	6
Total	301,232	161,275	37,517	65,215	19,049	584,288

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.2025	06.30.2024
Gearing ratio (i)	41.90%	39.55%
Debt ratio (ii)	41.82%	37.57%
	06.30.2025	06.30.2024
Gearing ratio (i)	29.09%	25.37%
Debt ratio (ii)	25.29%	20.23%